ORGANIZATION AND OPERATIONS OF THE COMPANY	12 Months Ended
Dec. 29, 2017
BASIS OF PRESENTATION, ORGANIZATION AND OPERATIONS OF THE COMPANY
ORGANIZATION AND OPERATIONS OF THE COMPANY

1. ORGANIZATION AND OPERATIONS OF THE COMPANY

Nature of Business

Willdan Group, Inc. and subsidiaries (“Willdan Group” or the “Company”) is a provider of professional technical and consulting services, including comprehensive energy efficiency services, for utilities, private industry, and public agencies at all levels of government, primarily in New York and California.  The Company also has operations in Arizona, Connecticut, Colorado, Florida, Illinois, Kansas, Nevada, New Jersey, Ohio, Oregon, Texas, Utah, Washington and Washington, D.C.  The Company enables its clients to provide a wide range of specialized services without having to incur and maintain the overhead necessary to develop staffing in-house.  The Company provides a broad range of complementary services including energy efficiency and sustainability, engineering, construction management and planning, economic and financial consulting, and national preparedness and interoperability. The Company’s clients primarily consist of public and governmental agencies, including cities, counties, public utilities, redevelopment agencies, water districts, school districts and universities, state agencies, federal agencies, a variety of other special districts and agencies, private utilities and industry and tribal governments.